Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Contributed equity
Total Equity	$ 500,002	$ 522,807	$ 497,044	$ 535,509	$ 559,746	$ 581,397
Ordinary Shares
Contributed equity
Number of warrants (in shares)	737,121,218		650,454,551	648,696,070		648,696,070
Less: Treasury Shares (in shares)	(542,903)			(542,903)
Total Contributed Equity (in shares)	736,578,315			648,153,167
Ordinary shares	$ 1,207,714			$ 1,163,586
Less: Treasury Shares	0			0
Total Equity	$ 1,207,714		$ 1,165,309	$ 1,163,586		$ 1,163,153